Summary of Significant Accounting Policies (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Impairment of long-lived assets and intangible assets
Impairment of long-lived assets recognized for the periods presented	0	0	0
Impairment of intangible assets recognized for the periods presented	0	0	0
Impairment of investment in equity investee	0	0	0
Revenue recognition and deferred revenue
Number of types of online services	2
Number of primary fee models for online services	2
Duration of pay-per-use online services	1 day
Commission fees paid to wireless value added services partners	65,997	61,881	49,923
Events and VIP services revenue
Percentage of contract payment refunded to user if termination of VIP Services contract is within initial seven days (as a percent)	80.00%
Initial period from commencement of VIP Services contract within which users can terminate the contract and receive 80% of payment as refund	7 days
Customer loyalty program
Revenue recognized from loyalty points	0	4,917	0
Deferred revenue from customer loyalty program		0
Trademarks and domain names
Goodwill and intangible assets
Estimated useful lives	10 years
Customer relationships
Goodwill and intangible assets
Estimated useful lives	5 years
Source code
Goodwill and intangible assets
Estimated useful lives	10 years